Statement of Financial Position (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000	20,000,000
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	24,000,100	24,000,100	18,000,100	18,000,100
Common Stock, Shares, Outstanding	24,000,100	24,000,100	18,000,100	18,000,100
Online Disruptive Technologies Inc. [Member]
Preferred Stock, Shares Authorized				20,000,000
Preferred Stock, Par Value Per Share				$ 0.001
Common Stock, Shares Authorized				500,000,000
Common Stock, Par Value Per Share				$ 0.001
Common Stock, Shares, Issued				200,100
Common Stock, Shares, Outstanding				200,100
Relationshipscoreboard.com Entertainment Inc. [Member]
Common Stock, Shares Authorized				100,000,000
Common Stock, Par Value Per Share				$ 0.0001
Common Stock, Shares, Issued				1,600,000
Common Stock, Shares, Outstanding				1,600,000